Intangible Assets (Details) - Schedule of Amortization Expense - USD ($)	Mar. 31, 2024	Mar. 31, 2023
Schedule of Amortization Expense [Abstract]
2024	$ 6,575	$ 10,581
2025	6,575	10,054
2026	5,050	7,048
2027	193	5,347
2028		382
Thereafter
Total remaining amortization	$ 18,393	$ 33,412